Condensed Balance Sheets (unaudited) - USD ($)		Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Current assets
Prepaid expenses		$ 1,704,000	$ 586,000
Cash and cash equivalents		10,776,000	9,704,000		$ 1,644,000
Accounts receivable, less allowance for doubtful accounts of $43 as of September 30, 2021 and December 31, 2020		21,263,000	21,426,000		13,528,000
Contract assets		2,863,000	2,575,000		269,000
Prepaid expenses and other current assets		6,420,000	641,000		310,000
Total current assets		41,322,000	34,346,000		15,751,000
Non-current assets
Property and equipment, net		1,213,000	863,000		149,000
Goodwill		91,636,000	91,271,000
Intangible assets, net		85,317,000	90,498,000
Deferred tax assets		4,135,000	794,000
Other non-current assets		592,000	593,000		48,000
Total assets		224,215,000	218,365,000		15,948,000
Current liabilities
Accounts payable		9,468,000	2,731,000		1,080,000
Short-term debt, including current portion of long-term debt		2,600,000	1,100,000
Accrued liabilities		12,368,000	7,270,000		3,054,000
Contract liabilities		2,136,000	541,000		0
Other current liabilities		464,000	413,000		120,000
Total current liabilities		27,036,000	12,055,000		4,254,000
Non-current liabilities
Long-term debt		105,447,000	105,894,000		0
Other non-current liabilities		7,000	19,000
Deferred tax liabilities					19,000
Total liabilities		132,490,000	117,968,000		4,273,000
Commitments and contingencies
Equity
Members' contribution		108,321,000	108,235,000		4,998,000
Total equity		91,725,000	100,397,000		11,675,000
Stockholders' deficit
Accumulated deficit		(16,596,000)	(7,838,000)		6,677,000
Total equity					7,271,000
Total liabilities and members' equity		224,215,000	218,365,000		$ 15,948,000
GigCapital4, Inc
Current assets
Cash		982,249	150,000
Prepaid expenses		347,674
Receivable from related party		1,242
Cash and cash equivalents		982,249	150,000
Total current assets		1,331,165	150,000
Non-current assets
Cash and marketable securities held in Trust Account		358,817,210
Deferred offering costs			230,653
Interest receivable on cash and marketable securities held in Trust Account		2,950
Other non-current assets		114,487
Total assets		360,265,812	380,653
Current liabilities
Accounts payable		26,471	34,395
Note payable to related parties			125,000
Payable to related parties		57,390	21
Accrued liabilities		2,312,049	230,333
Other current liabilities		6,016
Total current liabilities		2,401,926	389,749
Non-current liabilities
Warrant liability		384,881
Deferred underwriting fee payable		12,558,000
Total liabilities		15,344,807	389,749
Common stock subject to possible redemption, 35,880,000 shares as of September 30, 2021, at a redemption value of $10.00 per share		358,814,144
Stockholders' deficit
Preferred stock		0	0
Common stock	[1],[2]	1,007	895	[3],[4]
Additional paid-in capital			24,105
Accumulated deficit		(13,894,146)	(34,096)
Total equity		(13,893,139)	(9,096)
Total liabilities and members' equity		$ 360,265,812	$ 380,653

[1]	December 31, 2020 share amounts have been retroactively adjusted to reflect the 1.2:1 stock split effected on February 8, 2021 (see Note 1).
[2]	The December 31, 2020 share number excludes the 1,170,000 Founder shares subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters.
[3]	Share amounts have been retroactively adjusted to reflect the 1.2:1 stock split effected on February 8, 2021 (see Note 8).
[4]	This number includes up to 1,170,000 founder shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters.